NPL Extract Short

Run Date - 8/2/2018 4:31:14 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Loan Id	Loan Data 1	Loan Data 2	Last Name	Current Loan Status	Performing Under	Status Date	First Payment Default	Last Payment Received Date	Reason for Delinquency	Delinquency Status	Current Lien Position	Last Action Date per Servicer	Current Occupancy	First Vacancy Date	Property Type (NPL)	Property Condition	Next Due Date	Collection Comments In File	Incomplete Collection Comments Note	Missing Comments 1 Start Date	Missing Comments 1 End Date	Missing Comments 2 Start Date	Missing Comments 2 End Date	Pay History in File	Incomplete Pay History Note	Missing Pay History 1 Start Date	Missing Pay History 1 End Date	Missing Pay History 2 Start Date	Missing Pay History 2 End Date	Servicer Contact Attempts	Evidence Of Skip Tracing	Last Skip Trace Date	Skip Trace Results	Borrower Contact Comments	No Borrower Contact Evident	Willingness To Repay	Ability To Repay	Delinquency Prognosis	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Primary Exit Strategy	Sub Exit Strategy	Loss Mitigation Activity - Forbearance	Loss Mitigation Activity - Short Sale	Loss Mitigation Activity - Deed in Lieu	Loss Mitigation Activity - HAMP	Foreclosure in File	Bankruptcy In File	Active SCRA	Evidence Of Litigation	Fraud Indicated	Deceased Borrower(s)	Property Damaged	Property Listed	Property Under Contract	Reo Noted	Eviction Requested	Title Issue	Updated Bpo In File	Delinquent Taxes	Programs/Options Discussed With Borrower	Program/Option	Most Recent Date Options Discussed	Borrower Reject Options	Borrower's Intention	Modification	Mod Date	Mod Original Interest Rate	Mod Maturity Date	# of Modifications Completed	Mod Status	Mod Denied Reason	Mod Type Description	Mod Principal Balance	Mod Payment Frequency	Mod Original Term	Mod Amount Capitalized	Mod Deferred Balance incl PRA	Mod Interest Deferred	Mod Principal Forgiven	Mod Months Extended	Mod Comments	Forbearance Status	Forbearance Type	Forbearance Start Date	Forbearance End Date	Forbearance Monthly Plan Amount	Forbearance Due Date	Forbearance Total Months for Plan	Forbearance Comments	Deed In Lieu Status	Deed In Lieu Comments	Short Sale Status	Short Sale Date Offered	Short Sale Contract Received	Short Sale Contract Date	Short Sale Amount Offered	Short Sale Estimated Closing Date	Short Sale Comments	HAMP Solicited	HAMP Comments	Current Foreclosure Status	Foreclosure Delay/Obstruction Start Date	Foreclosure Reason For Delay/Obstruction	Foreclosure - Reason For Delay Obstruction - Other	Foreclosure Issues with Proof Of Standing	Foreclosure Last Step Completed	Foreclosure Last Step Date	Projected Foreclosure Step	Foreclosure Projected Step Date	Foreclosure Attorney	Foreclosure Attorney Phone	Foreclosure Referral to Attorney Date	Foreclosure First Legal Date	Scheduled Foreclosure Sale Date	Foreclosure Sale Date	Foreclosure Contested?	Foreclosure - Is Borrower Represented by an Attorney	Foreclosure Comments	Current Bankruptcy Status	Bankruptcy Chapter	Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Attorney	Bankruptcy Attorney Phone	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre-Petition Payment Due Date	Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	Bankruptcy Motion for Relief Filed?	Bankruptcy Evidence of Reaffirmation?	Bankruptcy Prior Bankruptcy Resolution Date	Bankruptcy Comments	SCRA - Active Duty Start Date	SCRA - Active Duty End Date	SCRA Comments	Litigation Type	Litigation Summary	Fraud Type	Investigation Resolved?	Fraud Resolution Summary	Fraud - Possible Misrepresentation?	Fraud Comments	Trustee Of Property Noted?	Trustee Intention of Property	Damage Noted	Damage Type	Repair Status	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?	Current REO Status	REO Listed Price	REO Listed Date	REO Delay?	REO Delay Reason	REO Investor Property Intention	Listing Date	Listing Amount	Listing Agent	Listing Agent Phone	Listing Comments	Contract Executed?	Contract Execution Date	Closing Scheduled?	Closing Scheduled Date	Contract Amount	Contract Comments	Eviction Start Date	Eviction Contested	Eviction Contested Start Date	Eviction Completion Date	Title Claim Status	Title Claim Filed Date	Title Issue Resolution Date	Title Issue Resolution Description	Title Company	Title Issue Comments	BPO - Appraised Value	Delinquent Taxes - Delinquency Amount	Delinquent Taxes - Delinquency Due Date	Delinquent Taxes - Comments	Auto Comments	Supplemental Comments	Loan Grade	Loan Grade Comments
204102272	Performing	04/30/2018	N/A	0	1	05/14/2018	Owner Occupied	UTD	Yes	N/A	Not attempting to contact the borrower	Outbound call: spoke to borrower, who stated will try to bring the account current as soon as possible and will try to make the payment by the 15th. Borrower did not want to schedule the payment, as they were not sure when the payment would be. Informed borrower of payment changes.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	03/13/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Outbound call: spoke to borrower, who stated will try to bring the account current as soon as possible and will try to make the payment by the 15th. Borrower did not want to schedule the payment, as they were not sure when the payment would be. Informed borrower of payment changes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204102277	Performing	04/30/2018	N/A	0	1	06/19/2018	Owner Occupied	UTD	Yes	N/A	Ongoing dialogue with borrower	The borrower called in to verify that reinstatement funds were received. The servicer stated that nothing has been updated yet, but the funds should post within a few hours.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	04/03/2018	Yes	Retention	Yes	1	Closed	Chapter 13	No	No	No	A bankruptcy case was mentioned in the commentary, but the start and end dates were not made clear.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018.  The borrower called in to verify that reinstatement funds were received. The servicer stated that nothing has been updated yet, but the funds should post within a few hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  A bankruptcy case was mentioned in the commentary, but the start and end dates were not made clear.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204102281	Performing	04/30/2018	N/A	0	1	06/14/2018	Owner Occupied	UTD	Incomplete	05/01/2015	10/27/2016	N/A	Not attempting to contact the borrower	Borrower advised Mod was processed.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/25/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018.  Borrower advised Mod was processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204102282	Delinquent	04/30/2018	Illness - Family	30	1	06/19/2018	Owner Occupied	UTD	Yes	N/A	Not attempting to contact the borrower	The borrower called in and made a promise to pay in the amount of $636.41.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	10/10/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The borrower called in and made a promise to pay in the amount of $636.41.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204102287	Performing	04/30/2018	N/A	0	1	06/18/2018	Vacant	12/05/2016	UTD	Yes	N/A	Ongoing dialogue with borrower	The servicer spoke with a third party who advised of a water loss which occurred XXX	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	Yes	Yes	No	No	No	No	No	No	Yes	Other Modification	04/02/2018	No	Retention	Yes	1	A water damage loss occurred XXX	Water	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  The servicer spoke with a third party who advised of a water loss which occurred 03/29/18.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A water damage loss occurred XXX  The damage repair amount is estimated at $704.02.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The account was modified after the cutoff date on XXX	The account was modified after the cutoff date on 05/01/18.
204102288	Performing	04/30/2018	N/A	0	1	06/07/2018	Owner Occupied	UTD	Yes	N/A	Not attempting to contact the borrower	Borrower called in and did a promise to pay, in the amount of $497.20 with a check by phone. Borrower stated that the reason for default was due to excessive obligations.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/16/2012	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Borrower called in and did a promise to pay, in the amount of $497.20 with a check by phone. Borrower stated that the reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204102289	Performing	04/30/2018	N/A	0	1	07/03/2018	Owner Occupied	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	Borrower impacted by hurricane in XXX	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Borrower impacted by hurricane in Puerto Rico
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204102294	Bankruptcy	04/30/2018	Excessive Obligations	Bankruptcy	1	06/19/2018	Non-Owner Occupied	UTD	Yes	N/A	Not attempting to contact the borrower	The borrower called in to confirm the payment was received.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	XXX	XXX	XXX	No	No	No	A bankruptcy escrow worksheet was requested XXX	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018.  The borrower called in to confirm the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  A bankruptcy escrow worksheet was requested 12/13/17.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204102297	Performing	04/30/2018	N/A	0	1	06/18/2018	Non-Owner Occupied	UTD	Yes	N/A	Ongoing dialogue with borrower	3rd party called to get full amount and wiring instructions	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/22/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018.  3rd party called to get full amount and wiring instructions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204102307	Performing	04/30/2018	N/A	0	1	06/19/2018	Owner Occupied	UTD	Incomplete	05/01/2015	06/21/2016	N/A	Contact attempts - however unable to contact borrower	Borrower called to make a payment	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204102309	Performing	04/30/2018	N/A	0	1	04/16/2018	Owner Occupied	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	UA3P Borrower XXX called in payment for $6,103.56 for 4/17/2018.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  UA3P Borrower  XXX called in payment for $6,103.56 for 4/17/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204102310	Performing	04/30/2018	N/A	0	1	06/18/2018	Owner Occupied	UTD	Yes	N/A	Ongoing dialogue with borrower	Outbound call: spoke to borrower to advise we need reinstatement amount. Representative set up reinstatement amount.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	04/28/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2018.  Outbound call: spoke to borrower to advise we need reinstatement amount. Representative set up reinstatement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204102311	Delinquent	04/30/2018	Excessive Obligations	30	1	06/18/2018	Owner Occupied	Good	Yes	N/A	Ongoing dialogue with borrower	The borrower called the servicer and stated the monthly payments can be afforded and the loan will be reinstated. The reason for default was given as excessive obligations related to car repairs.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/18/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2018.  The borrower called the servicer and stated the monthly payments can be afforded and the loan will be reinstated. The reason for default was given as excessive obligations related to car repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204102325	Performing	04/30/2018	N/A	0	1	06/14/2018	Owner Occupied	UTD	Yes	N/A	Not attempting to contact the borrower	Borrower called in to do a promise to pay for 5/3/2018, in the amount of $828.85. Confirmed deferral was completed.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	04/23/2018	No	Retention	Yes	1	XXX	XXX	XXX	XXX	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Borrower called in to do a promise to pay for 5/3/2018, in the amount of $828.85. Confirmed deferral was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 06-XXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204102326	Performing	04/30/2018	N/A	0	1	04/10/2018	Owner Occupied	UTD	Yes	N/A	Ongoing dialogue with borrower	The borrower called in regarding the setup of automatic payments. The servicer advised it is currently not showing on the account.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/28/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  The borrower called in regarding the setup of automatic payments. The servicer advised it is currently not showing on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A